Annual Operating Expenses {- Franklin Rising Dividends Fund} - Franklin Rising Dividends Fund-24 - Franklin Rising Dividends Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.87%	[1]
Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.11%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.62%	[1]
Class R
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.11%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.12%	[1]
Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.03%	[2]
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.54%	[1]
Advisor Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.62%	[1]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until January 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.